COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS [abstract]
Schedule of commitments
	2019	2020
	RMB’000	RMB’000

Contracted but not provided for	804,298	444,270
Authorized but not contracted for	1,178,032	505,730
	1,982,330	950,000